Note 38 - Structured Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Repackaging and Investment Entities [Member]
Assets [Abstract]
Cash and central bank balances	€ 0	€ 0
Interbank balances (w/o central banks)	1	1
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	237	195
Trading assets	193	145
Positive market values from derivative financial instruments	44	34
Non-trading financial assets mandatory at fair value through profit or loss	0	16
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans at amortized cost	233	212
Other assets	1	0
Total assets	472	408
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	43	51
Negative market values from derivative financial instruments	43	51
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	43	51
Off-balance sheet exposure	0	0
Total	429	357
Third Party Funding Entities [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	373	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	4,137	8,675
Trading assets	2,663	2,910
Positive market values from derivative financial instruments	450	4,224
Non-trading financial assets mandatory at fair value through profit or loss	1,024	1,541
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	893	830
Loans at amortized cost	66,033	68,398
Other assets	677	956
Total assets	72,112	78,859
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	51	1,251
Negative market values from derivative financial instruments	51	1,251
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	51	1,251
Off-balance sheet exposure	8,737	10,644
Total	80,798	88,252
Securitizations [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	319
Central bank funds sold and securities purchased under resale agreements	209	87
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	3,372	4,956
Trading assets	2,750	3,159
Positive market values from derivative financial instruments	6	863
Non-trading financial assets mandatory at fair value through profit or loss	615	933
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	330	298
Loans at amortized cost	31,002	31,077
Other assets	3,406	3,293
Total assets	38,319	40,030
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	71	438
Negative market values from derivative financial instruments	71	438
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	71	438
Off-balance sheet exposure	10,720	11,045
Total	48,967	50,637
Funds [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	9	7
Central bank funds sold and securities purchased under resale agreements	3,482	2,404
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	53,909	46,695
Trading assets	3,302	3,660
Positive market values from derivative financial instruments	3,272	5,458
Non-trading financial assets mandatory at fair value through profit or loss	47,335	37,577
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	264	404
Loans at amortized cost	19,433	18,896
Other assets	10,581	10,405
Total assets	87,679	78,810
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	5,098	5,021
Negative market values from derivative financial instruments	5,098	5,021
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	5,098	5,021
Off-balance sheet exposure	6,386	6,747
Total	88,967	80,536
Total [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	11	327
Central bank funds sold and securities purchased under resale agreements	4,064	2,491
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	61,654	60,520
Trading assets	8,908	9,874
Positive market values from derivative financial instruments	3,772	10,580
Non-trading financial assets mandatory at fair value through profit or loss	48,974	40,067
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,487	1,532
Loans at amortized cost	116,701	118,583
Other assets	14,665	14,654
Total assets	198,582	198,107
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	5,264	6,761
Negative market values from derivative financial instruments	5,264	6,761
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	5,264	6,761
Off-balance sheet exposure	25,843	28,437
Total	€ 219,162	€ 219,782